Associated companies (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of associates [line items]
Net income statement effect	$ 6,438	$ 1,108	$ 703
Other comprehensive income effect	(482)	(37)	671
Total comprehensive income effect	5,956	1,071	1,374
Recycling of the Novartis share of other comprehensive income from associated companies	511
Roche Holding AG, Switzerland
Disclosure of associates [line items]
Net income statement effect	526	456	464
Other comprehensive income effect	75	108	(39)
Total comprehensive income effect	601	564	425
GlaxoSmithKline Consumer Healthcare Holdings Ltd., UK
Disclosure of associates [line items]
Net income statement effect	5,910	629	234
Other comprehensive income effect	(557)	(145)	710
Total comprehensive income effect	5,353	484	944
Others
Disclosure of associates [line items]
Net income statement effect	2	23	5
Total comprehensive income effect	$ 2	$ 23	$ 5